Fair Value Measurement - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Financial assets at fair value through
Exchangeable Notes
Level 2 [Member]
Financial assets at fair value through
Exchangeable Notes
Level 3 [Member]
Financial assets at fair value through
Exchangeable Notes	¥ 20,990	¥ 20,681